Consolidated Statement of Stockholders' Equity (USD $)	Total	Other Comprehensive Income (Loss) [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]
Balance at Dec. 31, 2011	$ 10,708,167	$ (251,672)	$ 8,552	$ 86,953,180	$ (76,001,893)
Balance (in shares) at Dec. 31, 2011			1,710,622
Proceeds from common stock offering-net of costs	8,634,881		2,766	8,632,115
Proceeds from common stock offering-net of costs (in shares)			553,037
Stock based compensation	428,152		8	428,144
Stock based compensation (in shares)			1,541
Net loss	(8,553,281)				(8,553,281)
Other comprehensive income (loss):
Foreign currency translation adjustment	(4)	(4)
Comprehensive loss	(8,553,285)
Balance at Dec. 31, 2012	11,217,915	(251,676)	11,326	96,013,439	(84,555,174)
Balance (in shares) at Dec. 31, 2012			2,265,200
Stock issuances related to senior convertible notes	9,674,538		6,700	9,667,838
Stock issuances related to senior convertible notes (in shares)			1,340,129
Beneficial conversion feature associated with subordinated notes	246,212			246,212
Placement agent fees	172,785			172,785
Stock based compensation	201,757		13	201,744
Stock based compensation (in shares)			2,700
Net loss	(11,963,038)				(11,963,038)
Other comprehensive income (loss):
Foreign currency translation adjustment	65	65
Comprehensive loss	(11,962,973)
Balance at Dec. 31, 2013	$ 9,550,234	$ (251,611)	$ 18,039	$ 106,302,018	$ (96,518,212)
Balance (in shares) at Dec. 31, 2013			3,608,029